Average balance sheet and interest rates	6 Months Ended
Mar. 31, 2022
Average balance sheet and interest rates
Average balance sheet and interest rates

Note 8. Average balance sheet and interest rates

	Half Year March 2022			Half Year Sept 2021			Half Year March 2021
	Average		Average	Average		Average	Average		Average
	balance	Interest	rate	balance	Interest	rate	balance	Interest	rate
	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Collateral paid	6,261	4	0.1	9,762	6	0.1	14,708	10	0.1
Trading securities and financial assets measured at FVIS	22,243	123	1.1	20,428	101	1.0	27,172	91	0.7
Investment securities	77,779	506	1.3	87,790	574	1.3	87,628	626	1.4
Loans and other receivables[1]	764,946	9,566	2.5	702,821	10,100	2.9	680,286	10,642	3.1
Assets held for sale	846	6	1.4	5,125	63	2.5	3,156	65	4.1
Total interest earning assets and interest income	872,075	10,205	2.3	825,926	10,844	2.6	812,950	11,434	2.8
Non-interest earning assets
Derivative financial instruments	18,283			18,740			21,879
Life insurance assets	—			(3,105)			3,575
Assets held for sale	3,048			7,895			1,267
All other assets[2]	64,427			61,198			61,760
Total non-interest earning assets	85,758			84,728			88,481
Total assets	957,833			910,654			901,431

Liabilities
Interest bearing liabilities
Collateral received	4,239	4	0.2	5,891	2	0.1	6,483	2	0.1
Repurchased agreements	35,740	38	0.2	37,106	30	0.2	30,047	26	0.2
Deposits and other borrowings	570,842	761	0.3	537,943	761	0.3	524,723	1,107	0.4
Loan capital	30,504	440	2.9	27,642	440	3.2	25,540	409	3.2
Other interest bearing liabilities[3]	145,068	674	0.9	133,426	1,098	1.6	141,162	1,533	2.2
Liabilities held for sale	—	—	—	1,338	3	0.4	1,332	9	1.4
Total interest bearing liabilities and interest expense	786,393	1,917	0.5	743,346	2,334	0.6	729,287	3,086	0.8
Non-interest bearing liabilities
Deposits and other borrowings	69,413			63,569			60,473
Derivative financial instruments	19,035			17,142			24,101
Life insurance liabilities	—			(783)			1,295
Liabilities held for sale	775			3,840			1,610
All other liabilities[4]	11,087			11,383			15,031
Total non-interest bearing liabilities	100,310			95,151			102,510
Total liabilities	886,703			838,497			831,797
Shareholders’ equity	71,073			72,108			69,583
NCI	57			49			51
Total equity	71,130			72,157			69,634
Total liabilities and equity	957,833			910,654			901,431

Loans and other receivables[1]
Australia	648,399	7,986	2.5	594,388	8,696	2.9	576,394	9,163	3.2
New Zealand	97,814	1,486	3.0	93,882	1,336	2.8	89,570	1,411	3.2
Other overseas	18,733	94	1.0	14,551	68	0.9	14,322	68	1.0

Deposits and other borrowings
Australia	489,642	489	0.2	463,114	558	0.2	452,206	842	0.4
New Zealand	61,263	243	0.8	60,482	182	0.6	59,648	236	0.8
Other overseas	19,937	29	0.3	14,347	21	0.3	12,869	29	0.5

1.	Loans and other receivables are net of Stage 3 provision for ECL, where interest income is determined based on their carrying value. Stage 1 and 2 provisions for ECL are not included in the average interest earning assets balance, as interest income is determined based on the gross value of loans and other receivables.
2.	Includes property and equipment, intangible assets, deferred tax assets, non-interest bearing loans relating to mortgage offset accounts and all other non-interest earning financial assets.
3.	Includes net impact of Treasury balance sheet management activities and the Bank Levy.
4.	Includes other financial liabilities, provisions, current and deferred tax liabilities and all other non-interest bearing liabilities.